Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	$ 109.6	$ 98.8	$ 88.1
Windfall Project – contingent and exploration considerations	245.4	0.0
Borrowings	1,236.5	1,079.3
Financial liabilities measured at fair value | C$300.0 million contingent consideration – initial fair value
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent and exploration considerations	202.5	0.0
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,249.9	1,089.6
Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	65.7	34.5
Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	2.9
Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	109.6	95.9
Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	18.2	29.6
Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	99.7	60.3
Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	0.0	23.4
Level 1 | Financial liabilities measured at fair value | C$300.0 million contingent consideration – initial fair value
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent and exploration considerations	0.0	0.0
Level 1 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,010.5	1,006.1
Level 1 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	65.7	34.5
Level 1 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 1 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 1 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Level 1 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	0.0	0.0
Level 1 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	0.0
Level 2 | Financial liabilities measured at fair value | C$300.0 million contingent consideration – initial fair value
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent and exploration considerations	0.0	0.0
Level 2 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	0.0	0.0
Level 2 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 2 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	2.9
Level 2 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	109.6	95.9
Level 2 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	18.2	29.6
Level 2 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	0.0	0.0
Level 2 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	0.0	0.0
Level 3 | Financial liabilities measured at fair value | C$300.0 million contingent consideration – initial fair value
Disclosure of fair value measurement of assets and liability [line items]
Windfall Project – contingent and exploration considerations	202.5	0.0
Level 3 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	239.4	83.5
Level 3 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 3 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 3 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 3 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Level 3 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	99.7	60.3
Level 3 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	$ 0.0	$ 23.4